UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6325

DREYFUS MIDCAP INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.
ANNUAL REPORT October 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
34	Proxy Results
35	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Midcap Index Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Midcap Index Fund, Inc., covering the 12-month period from November 1, 2005, through October 31, 2006.

Although reports of slower economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely. Stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide,which should continue to support global economic growth. Indeed, while U.S. monetary policy has tightened to the borderline between a neutral policy and a restrictive policy, most foreign monetary policies have tightened only from stimulative to neutral, leaving room for further expansion.

The financial markets seem to concur with our view that a gradual economic slowdown is more likely than a recession, as evidenced by upward pressure on the price-earnings multiples of high-quality, large-capitalization stocks. Investors expecting generally slower profit growth have begun to favor companies with the ability to sustain profitability in a slower economic environment.This pattern is consistent with previous midcycle slowdowns.As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, CFA, Portfolio Manager

How did Dreyfus Midcap Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2006, Dreyfus Midcap Index Fund produced a total return of 12.95% .1 The Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 13.43% for the same period.2,3

Despite bouts of market weakness arising from investors’ economic, inflation and interest-rate concerns, a growing global economy and improved corporate earnings helped support midcap stock prices during most of the reporting period. Gains were particularly pronounced in the financials, consumer discretionary and information technology sectors.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected by the S&P 400 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures whose performance is tied to the S&P 400 Index as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

What other factors influenced the fund’s performance?

During the first half of the reporting period, U.S. economic growth generally remained strong, bolstered by healthy corporate earnings, low unemployment and subdued inflation.As a result, stock prices rose moderately despite occasional concerns that rising short-term interest rates and higher energy prices might erode consumer spending and reduce the rate of economic growth.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, stock prices fell sharply in May after hawkish comments from members of the Federal Reserve Board caused investors to revise upward their expectations for inflation and short-term interest rates, sparking renewed concerns about the potential effects of higher borrowing costs and soaring energy prices on the economy. During this market downturn, large-cap stocks generally began to fare better than midcap stocks as investors turned toward well-established businesses with track records of consistent earnings under a variety of economic conditions. As housing markets softened and employment gains moderated over the remainder of the reporting period, large-cap stocks continued to gain value at a faster rate than small- and midcap stocks, marking the apparent start of a new phase of the economic cycle.

Some of the midcap market’s stronger gains for the reporting period were produced by stocks in the financials sector, where real estate investment trusts (REITs) posted especially positive returns. During the reporting period,a growing number of investors added a REIT component to their portfolios in an attempt to hedge against the possibility of unanticipated inflation in the marketplace.Among the different segments of the REIT market, the apartment sector produced especially attractive gains as some potential homebuyers chose to rent apartments instead until housing prices stabilize. In addition, regional malls fared well due to persistent strength in consumer spending and low unemployment rates.

Specialty retailers within the consumer discretionary area also contributed positively to the S&P 400 Index’s performance.Top performers included apparel stores located in regional malls that cater to younger consumers.

In the information technology sector, semiconductor manufacturers posted attractive results due to rising demand for microchips from makers of electronics goods, such as video iPods, flat screen televisions and video game consoles. Moreover, many of these companies cut costs by moving a portion of their manufacturing operations overseas. Data processing stocks also performed well, including transfer agents that process transactions for mutual fund companies.

4

On the other hand, media stocks and homebuilders detracted from the S&P 400 Index’s overall performance. Radio and newspaper stocks were hurt by the steady migration of advertising revenues to non-traditional media, such as the Internet. Homebuilding stocks declined during the reporting period due to the slowdown in the U.S. housing market, which has resulted in sharply higher inventory levels.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 400 Index by maintaining an asset allocation that closely approximates that of the S&P 400 Index. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, Inc., may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2006
[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
[3] “Standard & Poor’s®,”“S&P®” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE
Average Annual Total Returns	as of 10/31/06
	1 Year	5 Years	10 Years

Fund	12.95%	12.49%	13.21%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/96 to a
$10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market and does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2006

Expenses paid per $1,000 †	$ 2.50
Ending value (after expenses)	$981.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2006

Expenses paid per $1,000 †	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2006
Common Stocks—99.2%	Shares	Value ($)

Consumer Discretionary—14.7%
99 Cents Only Stores	94,195 [a,b]	1,129,398
Abercrombie & Fitch, Cl. A	178,010	13,644,467
Advance Auto Parts	212,450	7,439,999
Aeropostale	106,785 [a,b]	3,129,868
American Eagle Outfitters	269,800	12,356,840
American Greetings, Cl. A	115,595 [a]	2,763,876
AnnTaylor Stores	147,040 [b]	6,472,701
Applebee’s International	150,450 [a]	3,433,269
ArvinMeritor	142,638 [a]	2,142,423
Bandag	23,150 [a]	1,016,053
Barnes & Noble	103,490 [a]	4,275,172
Beazer Homes USA	79,200	3,432,528
Belo, Cl. A	177,539 [a]	3,110,483
Blyth	50,650 [a]	1,211,548
Bob Evans Farms	73,694	2,498,964
Borders Group	125,445 [a]	2,582,913
BorgWarner	115,985	6,669,137
Boyd Gaming	85,550 [a]	3,376,658
Brinker International	167,166 [a]	7,761,517
Callaway Golf	126,995 [a]	1,705,543
Career Education	191,400 [a,b]	4,264,392
CarMax	215,215 [a,b]	9,534,024
Catalina Marketing	73,985	1,875,520
CBRL Group	62,525 [a]	2,745,473
Charming Shoppes	247,900 [a,b]	3,668,920
Cheesecake Factory	159,825 [a,b]	4,515,056
Chico’s FAS	354,910 [a,b]	8,492,996
Claire’s Stores	192,464	5,456,354
Coldwater Creek	121,500 [b]	3,704,535
Corinthian Colleges	174,100 [a,b]	2,132,725
DeVry	120,095 [a,b]	2,924,313
Dollar Tree Stores	206,150 [b]	6,409,204
Entercom Communications	56,285 [a]	1,557,406
Foot Locker	314,490	7,293,023
Furniture Brands International	97,685 [a]	1,816,941
GameStop, Cl. A	152,000 [a,b]	7,761,120

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Gentex	296,800 [a]	4,722,088
Hanesbrands	192,100 [b]	4,533,560
Harte-Hanks	100,580	2,539,645
Hovnanian Enterprises, Cl. A	73,640 [a,b]	2,271,794
International Speedway, Cl. A	72,250	3,750,498
ITT Educational Services	66,700 [a,b]	4,598,965
Laureate Education	103,900 [b]	5,477,608
Lear	136,145 [a]	4,112,940
Lee Enterprises	92,750 [a]	2,646,158
M.D.C. Holdings	70,000 [a]	3,490,200
Media General, Cl. A	48,600	1,803,060
Modine Manufacturing	66,670 [a]	1,587,413
Mohawk Industries	108,140 [a,b]	7,861,778
O’Reilly Automotive	229,200 [a,b]	7,400,868
OSI Restaurant Partners	150,495 [a]	5,006,969
Pacific Sunwear of California	140,100 [b]	2,468,562
Payless ShoeSource	132,890 [b]	3,554,808
PetSmart	282,600	8,133,228
Pier 1 Imports	176,905 [a]	1,156,959
Polo Ralph Lauren	124,800	8,860,800
Reader’s Digest Association	194,765 [a]	2,800,721
Regis	91,700	3,443,335
Rent-A-Center	141,000 [b]	4,055,160
Ross Stores	285,200	8,393,436
Ruby Tuesday	119,295 [a]	3,310,436
Ryland Group	88,300 [a]	4,055,619
Saks	276,870 [a]	5,354,666
Scholastic	51,650 [a,b]	1,622,843
Scientific Games, Cl. A	134,700 [a,b]	3,775,641
Sotheby’s, Cl. A	111,927 [a]	4,253,226
Strayer Education	29,100	3,291,210
Thor Industries	72,185 [a]	3,163,147
Timberland, Cl. A	103,550 [a,b]	2,987,418
Toll Brothers	254,390 [a,b]	7,354,415
Tupperware Brands	122,640 [a]	2,603,647
Urban Outfitters	227,300 [b]	3,977,750

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Valassis Communications	96,630 [a,b]	1,450,416
Washington Post, Cl. B	11,479	8,644,835
Westwood One	141,710 [a]	1,120,926
Williams-Sonoma	229,325 [a]	7,799,343
		333,741,450
Consumer Staples—2.1%
BJ’s Wholesale Club	131,154 [a,b]	3,757,562
Church & Dwight	131,214	5,323,352
Energizer Holdings	115,950 [b]	9,061,492
Hansen Natural	123,100 [b]	3,908,425
Hormel Foods	147,835	5,338,322
J.M. Smucker	115,988	5,683,412
Lancaster Colony	47,649 [a]	1,932,167
PepsiAmericas	122,335	2,501,751
Ruddick	71,980 [a]	2,029,836
Smithfield Foods	200,220 [b]	5,381,914
Tootsie Roll Industries	53,748 [a]	1,708,111
Universal/Richmond, VA	52,066 [a]	1,917,070
		48,543,414
Energy—8.3%
Arch Coal	290,200 [a]	10,049,626
Cameron International	225,570 [b]	11,301,057
Denbury Resources	241,100 [b]	6,929,214
ENSCO International	310,245	15,192,698
FMC Technologies	138,551 [b]	8,375,408
Forest Oil	110,535 [a,b]	3,607,862
Grant Prideco	263,848 [b]	9,965,539
Hanover Compressor	208,542 [a,b]	3,862,198
Helmerich & Payne	212,670	5,093,447
Newfield Exploration	264,370 [a,b]	10,783,652
Noble Energy	357,024	17,362,077
Overseas Shipholding Group	59,945 [a]	3,749,560
Patterson-UTI Energy	335,700 [a]	7,788,240
Peabody Energy	534,360	22,427,089
Pioneer Natural Resources	252,125 [a]	10,269,051
Plains Exploration & Production	155,095 [b]	6,558,968
Pogo Producing	117,340 [a]	5,250,965

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Pride International	329,735 [b]	9,103,983
Quicksilver Resources	111,300 [a,b]	3,815,364
Southwestern Energy	339,900 [b]	12,093,642
Tidewater	117,990 [a]	5,867,643
		189,447,283
Financial—18.2%
A.G. Edwards	154,324	8,804,184
AMB Property	178,650	10,434,947
American Financial Group/OH	93,754	4,487,066
AmeriCredit	252,845 [b]	6,465,247
AmerUs Group	87,060 [a]	5,961,869
Arthur J. Gallagher & Co.	196,455 [a]	5,471,272
Associated Banc-Corp	267,293 [a]	8,777,902
Astoria Financial	174,775 [a]	5,070,223
Bank of Hawaii	102,055	5,324,209
Brown & Brown	231,180 [a]	6,764,327
Cathay General Bancorp	104,200 [a]	3,589,690
City National/Beverly Hills, CA	81,687	5,437,087
Colonial BancGroup	312,975	7,461,324
Cullen/Frost Bankers	112,330	6,083,793
Developers Diversified Realty	221,800 [a]	13,507,620
Eaton Vance	256,790 [a]	7,970,762
Everest Re Group	131,185	13,010,928
Fidelity National Financial	356,265	7,944,709
Fidelity National Title Group, Cl. A	443,670 [a]	9,765,182
First American	195,405	7,978,386
First Niagara Financial Group	223,400	3,199,088
FirstMerit	161,850	3,758,157
Greater Bay Bancorp	103,000 [a]	2,652,250
Hanover Insurance Group	102,985	4,670,370
HCC Insurance Holdings	224,810	7,567,105
Highwoods Properties	110,830	4,233,706
Horace Mann Educators	86,900 [a]	1,750,166
Hospitality Properties Trust	150,140 [a]	7,275,784
IndyMac Bancorp	138,790 [a]	6,308,005
Investors Financial Services	133,600 [a]	5,253,152
Jefferies Group	204,060 [a]	5,862,644

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares		Value ($)

Financial (continued)
Leucadia National	327,884	[a]	8,646,301
Liberty Property Trust	181,950	[a]	8,769,990
Longview Fibre	132,889		2,798,642
Macerich	145,200		11,666,820
Mack-Cali Realty	126,085	[a]	6,669,896
Mercantile Bankshares	253,401		11,423,317
Mercury General	71,800		3,717,086
New Plan Excel Realty Trust	211,810	[a]	6,100,128
New York Community Bancorp	524,919		8,582,426
Ohio Casualty	124,135		3,405,023
Old Republic International	465,012		10,476,720
PMI Group	174,860		7,457,779
Potlatch	78,283	[a]	3,178,290
Protective Life	141,345		6,254,516
Radian Group	165,105		8,800,096
Raymond James Financial	183,092		5,833,311
Rayonier	154,773		6,344,145
Regency Centers	139,000		10,030,240
SEI Investments	127,400		7,170,072
StanCorp Financial Group	109,900		5,021,331
SVB Financial Group	69,825	[a,b]	3,213,347
TCF Financial	227,790		5,929,374
Texas Regional Bancshares, Cl. A	93,070	[a]	3,615,770
United Dominion Realty Trust	272,120	[a]	8,808,524
Unitrin	82,590		3,545,589
W.R. Berkley	340,350		12,545,301
Waddell & Reed Financial, Cl. A	171,250	[a]	4,366,875
Washington Federal	176,418		4,099,954
Webster Financial	113,430		5,480,938
Weingarten Realty Investors	159,600	[a]	7,421,400
Westamerica Bancorporation	63,000	[a]	3,140,550
Wilmington Trust	138,840		5,772,967
			413,127,872
Health Care—10.5%
Advanced Medical Optics	119,876	[a,b]	4,896,935
Affymetrix	136,800	[a,b]	3,488,400
Apria Healthcare Group	85,800	[a,b]	1,998,282

12

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Beckman Coulter	125,364 [a]	7,217,206
Cephalon	122,800 [a,b]	8,618,104
Charles River Laboratories International	138,100 [a,b]	5,927,252
Community Health Systems	191,115 [b]	6,201,682
Covance	128,890 [b]	7,540,065
Cytyc	227,450 [b]	6,009,229
Dentsply International	311,000 [a]	9,728,080
Edwards Lifesciences	118,085 [b]	5,069,389
Gen-Probe	104,700 [b]	5,011,989
Health Net	234,440 [b]	9,731,604
Henry Schein	178,200 [b]	8,854,758
Hillenbrand Industries	124,090	7,281,601
Intuitive Surgical	74,400 [a,b]	7,378,992
Invitrogen	108,100 [a,b]	6,270,881
LifePoint Hospitals	115,800 [a,b]	4,110,900
Lincare Holdings	189,350 [b]	6,354,586
Martek Biosciences	65,000 [a,b]	1,541,800
Medicis Pharmaceutical, Cl. A	110,600 [a]	3,875,424
Millennium Pharmaceuticals	637,462 [a,b]	7,458,305
Omnicare	245,265 [a]	9,290,638
Par Pharmaceutical Cos.	70,900 [b]	1,381,841
PDL BioPharma	232,150 [a,b]	4,905,330
Perrigo	153,700	2,749,693
Pharmaceutical Product Development	208,100	6,586,365
Psychiatric Solutions	107,400 [b]	3,565,680
Resmed	154,200 [a,b]	6,783,258
Sepracor	220,900 [a,b]	11,433,784
STERIS	131,045 [a]	3,193,567
Techne	79,600 [b]	4,448,048
Triad Hospitals	177,647 [a,b]	6,578,268
Universal Health Services, Cl. B	115,135	6,096,398
Valeant Pharmaceuticals International	187,950 [a]	3,510,906
Varian	62,600 [a,b]	2,935,314
Varian Medical Systems	262,680 [a,b]	14,410,625
VCA Antech	168,300 [b]	5,447,871
Vertex Pharmaceuticals	244,350 [a,b]	9,920,610
		237,803,660

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Industrial—15.5%
Adesa	181,679 [a]	4,567,410
AGCO	184,005 [a,b]	4,922,134
AirTran Holdings	183,650 [a,b]	1,830,991
Alaska Air Group	80,637 [b]	3,237,576
Alexander & Baldwin	87,037	4,006,313
Alliant Techsystems	70,100 [a,b]	5,412,421
AMETEK	142,684	6,660,489
Avis Budget Group	202,610	4,009,652
Banta	48,736 [a]	2,158,030
Brink’s	95,635	5,019,881
C.H. Robinson Worldwide	350,500 [a]	14,629,870
Carlisle Cos.	62,282	5,212,381
ChoicePoint	171,771 [b]	6,250,747
Con-way	96,985 [a]	4,574,782
Copart	142,500 [b]	4,122,525
Corporate Executive Board	81,400	7,311,348
Crane	103,900	4,045,866
Deluxe	103,900	2,355,413
Donaldson	143,866 [a]	5,402,168
DRS Technologies	81,200 [a]	3,590,664
Dun & Bradstreet	126,940 [b]	9,804,846
Expeditors International Washington	431,200 [a]	20,443,192
Fastenal	253,200 [a]	10,188,768
Federal Signal	97,163	1,482,707
Flowserve	114,250 [b]	6,055,250
GATX	103,496 [a]	4,509,321
Graco	137,145 [a]	5,590,030
Granite Construction	68,487	3,568,173
Harsco	84,896	6,930,060
Herman Miller	133,450 [a]	4,574,666
HNI	101,252 [a]	4,553,302
Hubbell, Cl. B	122,865	6,084,275
J.B. Hunt Transport Services	214,500 [a]	4,641,780
Jacobs Engineering Group	118,927 [b]	8,983,746
JetBlue Airways	354,725 [a,b]	4,455,346
Joy Global	239,900	9,382,489
Kelly Services, Cl. A	42,885	1,234,230

14

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Kennametal	78,250	4,828,807
Korn/Ferry International	88,400 [a,b]	1,954,524
Lincoln Electric Holdings	86,100	5,294,289
Manpower	175,155	11,870,254
Mine Safety Appliances	61,000 [a]	2,307,020
MSC Industrial Direct, Cl. A	110,600	4,525,752
Navigant Consulting	107,100 [a,b]	1,907,451
Nordson	68,086 [a]	3,135,360
Oshkosh Truck	148,900	6,731,769
Pentair	204,440	6,734,254
Precision Castparts	273,872	18,639,728
Quanta Services	239,580 [a,b]	4,384,314
Republic Services	231,845	9,507,963
Rollins	60,423	1,307,554
Roper Industries	175,900 [a]	8,416,815
Sequa, Cl. A	13,886 [b]	1,473,443
SPX	116,895 [a]	6,723,800
Stericycle	89,100 [a,b]	6,300,261
Swift Transportation	108,950 [a,b]	2,740,093
Teleflex	80,875	5,030,425
Thomas & Betts	105,140 [b]	5,417,864
Timken	190,000	5,709,500
Trinity Industries	161,051 [a]	5,807,499
United Rentals	133,595 [a,b]	3,164,866
Werner Enterprises	103,050 [a]	1,890,968
YRC Worldwide	116,300 [a,b]	4,505,462
		352,112,877
Information Technology—15.7%
3Com	796,700 [a,b]	3,871,962
Activision	504,454 [b]	7,778,681
Acxiom	136,900 [a]	3,388,275
ADTRAN	130,900 [a]	3,029,026
Advent Software	40,950 [a,b]	1,515,969
Alliance Data Systems	134,450 [b]	8,163,804
Amphenol, Cl. A	180,700	12,269,530
Andrew	324,200 [b]	3,002,092
Arrow Electronics	246,882 [b]	7,369,428

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Atmel	866,000 [b]	4,979,500
Avnet	257,883 [a,b]	6,106,669
Avocent	103,350 [a,b]	3,793,978
BISYS Group	243,425 [b]	2,687,412
Cadence Design Systems	567,190 [a,b]	10,130,013
CDW	121,300 [a]	7,965,771
Ceridian	280,940 [b]	6,621,756
CheckFree	179,800 [a,b]	7,098,504
Cognizant Technology Solutions, Cl. A	284,800 [b]	21,439,744
CommScope	119,290 [b]	3,806,544
Cree	156,100 [a,b]	3,432,639
CSG Systems International	97,050 [b]	2,618,409
Cypress Semiconductor	285,343 [a,b]	4,790,909
Diebold	132,696 [a]	5,796,161
DST Systems	118,050 [a,b]	7,294,309
Dycom Industries	82,100 [b]	1,913,751
F5 Networks	82,000 [b]	5,427,580
Fair Isaac	127,095	4,655,490
Fairchild Semiconductor International	247,675 [b]	3,990,044
Fidelity National Information Services	131,560	5,468,949
Gartner	115,330 [b]	2,145,138
Harris	270,580	11,526,708
Imation	70,300	3,217,631
Ingram Micro, Cl. A	280,000 [b]	5,770,800
Integrated Device Technology	403,560 [b]	6,396,426
International Rectifier	144,590 [a,b]	5,200,902
Intersil, Cl. A	283,800	6,655,110
Jack Henry & Associates	158,550 [a]	3,454,804
Kemet	175,850 [b]	1,292,497
Lam Research	286,750 [a,b]	14,179,787
Lattice Semiconductor	231,100 [a,b]	1,435,131
Macrovision	106,900 [a,b]	2,844,609
McAfee	322,505 [a,b]	9,330,070
McDATA, Cl. A	321,950 [a,b]	1,825,457
MEMC Electronic Materials	336,600 [b]	11,949,300

16

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Mentor Graphics	164,359 [a,b]	2,772,736
Micrel	119,750 [b]	1,336,410
Microchip Technology	434,450	14,306,438
MoneyGram International	170,855	5,844,950
MPS Group	209,415 [b]	3,193,579
National Instruments	114,500 [a]	3,570,110
Newport	82,425 [b]	1,782,029
Palm	209,200 [b]	3,211,220
Plantronics	95,850 [a]	2,023,394
Plexus	93,450 [a,b]	2,048,424
Polycom	178,300 [a,b]	4,885,420
Powerwave Technologies	263,250 [a,b]	1,713,758
RF Micro Devices	387,300 [a,b]	2,827,290
Semtech	147,300 [b]	1,919,319
Silicon Laboratories	113,200 [a,b]	3,693,716
SRA International, Cl. A	82,600 [a,b]	2,647,330
Sybase	180,860 [a,b]	4,403,941
Synopsys	285,200 [b]	6,419,852
Tech Data	111,100 [a,b]	4,371,785
Transaction Systems Architects	75,850 [b]	2,556,904
Triquint Semiconductor	281,138 [a,b]	1,265,121
UTStarcom	215,000 [a,b]	2,315,550
Vishay Intertechnology	372,849 [b]	5,029,733
Western Digital	446,100 [a,b]	8,154,708
Wind River Systems	152,650 [b]	1,676,097
Zebra Technologies, Cl. A	143,195 [a,b]	5,336,878
		356,937,961
Materials—5.1%
Airgas	157,295	5,947,324
Albemarle	79,500	5,169,885
Bowater	113,095 [a]	2,364,816
Cabot	128,040	5,063,982
Chemtura	486,303 [a]	4,172,480
Commercial Metals	242,200	6,444,942
Cytec Industries	83,900	4,647,221

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Ferro	85,949 [a]	1,694,914
Florida Rock Industries	99,800	4,281,420
FMC	78,900	5,408,595
Glatfelter	90,450 [a]	1,324,188
Lubrizol	138,388	6,227,460
Lyondell Chemical	425,898 [a]	10,932,802
Martin Marietta Materials	91,680	8,067,840
Minerals Technologies	39,650	2,187,094
Olin	146,785	2,539,381
Packaging Corp. of America	164,215	3,772,019
Reliance Steel & Aluminum	129,600	4,451,760
RPM International	240,183	4,599,504
Scotts Miracle-Gro, Cl. A	93,200 [a]	4,609,672
Sensient Technologies	93,678 [a]	2,159,278
Sonoco Products	200,383	7,109,589
Steel Dynamics	92,000 [a]	5,530,120
Valspar	205,560	5,506,952
Worthington Industries	147,200 [a]	2,543,616
		116,756,854
Telecommunication Services—.6%
Cincinnati Bell	499,150 [a,b]	2,341,013
Telephone & Data Systems	210,435	10,279,750
		12,620,763
Utilities—8.5%
AGL Resources	157,402 [a]	5,902,575
Alliant Energy	238,049	9,129,179
Aqua America	265,623 [a]	6,441,358
Aquila	756,220 [a,b]	3,471,050
Black Hills	67,192 [a]	2,318,796
DPL	230,730 [a]	6,626,566
Duquesne Light Holdings	158,945 [a]	3,151,879
Energy East	298,566	7,258,139

18

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Equitable Resources	243,980	9,886,070
Great Plains Energy	162,175	5,277,175
Hawaiian Electric Industries	164,353 [a]	4,605,171
IDACORP	86,533 [a]	3,411,996
MDU Resources Group	364,162	9,351,680
National Fuel Gas	168,624 [a]	6,306,538
Northeast Utilities	310,940	7,776,609
NSTAR	215,870	7,510,117
OGE Energy	183,851	7,092,972
ONEOK	222,115 [a]	9,246,647
Pepco Holdings	385,513	9,799,740
PNM Resources	140,631	3,960,169
Puget Energy	235,000	5,611,800
Questar	173,296 [a]	14,120,158
SCANA	234,479	9,369,781
Sierra Pacific Resources	446,536 [b]	6,769,486
Vectren	154,075	4,477,420
Westar Energy	176,305	4,464,043
WGL Holdings	98,640 [a]	3,200,868
Wisconsin Energy	236,512	10,865,361
WPS Resources	87,200	4,639,912
		192,043,255
Total Common Stocks
(cost $1,722,944,842)		2,253,135,389

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.60%, 11/2/06	400,000	399,944
4.78%, 1/4/07	1,700,000 [c]	1,685,159
Total Short-Term Investments
(cost $2,085,503)		2,085,103

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Investment of Cash Collateral
for Securities Loaned—16.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $368,484,501)	368,484,501 [d]	368,484,501

Total Investments (cost $2,093,514,846)	115.5%	2,623,704,993
Liabilities, Less Cash and Receivables	(15.5%)	(352,735,882)
Net Assets	100.0%	2,270,969,111

[a] All or a portion of these securities are on loan.At October 31, 2006, the total market value of the portfolio’s securities on loan is $363,492,798 and the total market value of the collateral held by the portfolio is
$379,227,360, consisting of cash collateral of $368,484,501 and U.S. Government and agency securities valued at
$10,742,859.
[b] Non-income producing security.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	18.2	Utilities	8.5
Short-Term/Money		Energy	8.3
Market Investment	16.3	Materials	5.1
Information Technology	15.7	Consumer Staples	2.1
Industrial	15.5	Telecommunication Services	.6
Consumer Discretionary	14.7	Futures	.0
Health Care	10.5		115.5

† Based on net assets.

See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES

October 31, 2006

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	191	15,064,170	December 2006	275,090

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $363,492,798)—Note 1(b):
Unaffiliated issuers	1,725,030,345	2,255,220,492
Affiliated issuers	368,484,501	368,484,501
Cash		12,919,478
Receivable for shares of Common Stock subscribed		5,433,489
Receivable for investment securities sold		4,369,680
Dividends and interest receivable		1,196,830
		2,647,624,470

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		960,540
Liability for securities on loan—Note 1(b)		368,484,501
Payable for shares of Common Stock redeemed		3,883,154
Payable for investment securities purchased		3,291,210
Payable for futures variation margin—Note 4		35,954
		376,655,359

Net Assets ($)		2,270,969,111

Composition of Net Assets ($):
Paid-in capital		1,683,296,127
Accumulated undistributed investment income—net		16,275,271
Accumulated net realized gain (loss) on investments		40,932,476
Accumulated net unrealized appreciation (depreciation)
on investments (including $275,090 net unrealized
appreciation on financial futures)		530,465,237

Net Assets ($)		2,270,969,111

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		75,930,607
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		29.91

See notes to financial statements.
22

STATEMENT OF OPERATIONS Year Ended October 31, 2006
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	29,621,476
Affiliated issuers	844,030
Income from securities lending	1,651,931
Interest	727,068
Total Income	32,844,505
Expenses:
Management fee—Note 3(a)	5,672,605
Shareholder servicing costs—Note 3(b)	5,672,605
Loan commitment fees—Note 2	24,048
Interest expense—Note 2	4,690
Total Expenses	11,373,948
Investment Income—Net	21,470,557

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	78,325,358
Net realized gain (loss) on financial futures	1,165,849
Net Realized Gain (Loss)	79,491,207
Net unrealized appreciation (depreciation) on investments (including
$1,030,035 net unrealized appreciation on financial futures)	162,415,969
Net Realized and Unrealized Gain (Loss) on Investments	241,907,176
Net Increase in Net Assets Resulting from Operations	263,377,733

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006	2005

Operations ($):
Investment income—net	21,470,557	19,383,029
Net realized gain (loss) on investments	79,491,207	81,283,171
Net unrealized appreciation
(depreciation) on investments	162,415,969	176,037,948
Net Increase (Decrease) in Net Assets
Resulting from Operations	263,377,733	276,704,148

Dividends to Shareholders from ($):
Investment income—net	(19,493,377)	(10,202,037)
Net realized gain on investments	(86,704,318)	(46,191,599)
Total Dividends	(106,197,695)	(56,393,636)

Capital Stock Transactions ($):
Net proceeds from shares sold	734,836,127	732,118,369
Dividends reinvested	99,747,297	52,208,923
Cost of shares redeemed	(780,016,408)	(471,676,098)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	54,567,016	312,651,194
Total Increase (Decrease) in Net Assets	211,747,054	532,961,706

Net Assets ($):
Beginning of Period	2,059,222,057	1,526,260,351
End of Period	2,270,969,111	2,059,222,057
Undistributed investment income—net	16,275,271	16,496,531

Capital Share Transactions (Shares):
Shares sold	25,223,648	27,507,485
Shares issued for dividends reinvested	3,549,776	1,995,016
Shares redeemed	(26,884,773)	(17,629,539)
Net Increase (Decrease) in Shares Outstanding	1,888,651	11,872,962

See notes to financial statements.
24

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	27.81	24.55	22.42	17.66	19.31
Investment Operations:
Investment income—net [a]	.28	.28	.16	.13	.12
Net realized and unrealized
gain (loss) on investments	3.23	3.87	2.18	5.07	(1.04)
Total from Investment Operations	3.51	4.15	2.34	5.20	(.92)
Distributions:
Dividends from
investment income—net	(.26)	(.16)	(.12)	(.12)	(.15)
Dividends from net realized
gain on investments	(1.15)	(.73)	(.09)	(.32)	(.58)
Total Distributions	(1.41)	(.89)	(.21)	(.44)	(.73)
Net asset value, end of period	29.91	27.81	24.55	22.42	17.66

Total Return (%)	12.95	17.14	10.50	30.05	(5.30)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.50	.50	.50	.51	.50
Ratio of net investment income
to average net assets	.95	1.04	.68	.69	.61
Portfolio Turnover Rate	16.05	19.54	14.13	12.12	19.09

Net Assets, end of period
($ x 1,000)	2,270,969	2,059,222	1,526,260	1,119,730	703,536

[a] Based on average shares outstanding at each month end. See notes to financial statements.
The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s Midcap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value,

26

such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

institutions. It is the fund’s policy, that at originations, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the

28

fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At October 31, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $17,179,516, undistributed capital gains $86,329,864 and unrealized appreciation $484,163,604.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2006 and October 31, 2005, were as follows: ordinary income $28,111,105 and $16,244,879 and long-term capital gains $78,086,590 and $40,148,757, respectively.

During the period ended October 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

investment income-net by $2,198,440 and increased net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2006, was approximately $85,100 with a related weighted average annualized interest rate of 5.51% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s expenses, except management fees, brokerage commissions, taxes, commitment fees, interest fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $40,000 and a fee of $5,000 for each meeting attended and $500 for telephone meetings.These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund’s

30

Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.Amounts required to be paid by the fund directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, the fund was charged $5,672,605 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $480,270 and shareholders services fee of $480,270.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within six months following the date of issuance, subject to exceptions including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2006, amounted to $357,969,650 and $382,017,405, respectively.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2006, are set forth in the Statement of Financial Futures.

At October 31, 2006, the cost of investments for federal income tax purposes was $2,139,541,389; accordingly, accumulated net unrealized appreciation on investments was $484,163,604, consisting of $617,230,547 gross unrealized appreciation and $133,066,943 gross unrealized depreciation.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Midcap Index Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Midcap Index Fund, Inc. including the statements of investments and financial futures, as of October 31, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting.Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of October 31, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund at October 31, 2006 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York December 7, 2006

The Fund 33

IMPORTANT TAX INFORAMTION (Unaudited)

For federal tax purposes, the fund hereby designates $1.0375 per share as a long-term capital gain distribution of the $1.4110 per share paid on December 29, 2005.

The fund also hereby designates 89.76% of the ordinary dividends paid during the fiscal year ended October 31, 2006 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2006, certain dividends paid by the fund may be subject to maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $7,925,985 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.

PROXY RESULTS (Unaudited)

Dreyfus Midcap Index Fund, Inc. held a special meeting of shareholders on June 29, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect additional Board Members:
Peggy C. Davis †	41,071,586		575,970
James F. Henry †	41,046,167		601,389
Dr. Martin Peretz †	41,053,674		593,881

† Each will serve as an Independent Board member of the fund commencing, subject to the discretion of the Board, on or about January 1, 2007.
In addition Joseph S. DiMartino, David P. Feldman, Ehud Houminer, Gloria Messinger and Anne Wexler continue as Board members of the fund.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189
———————

Peggy C. Davis (63)
Board Member (2006)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 71
———————

David P. Feldman (66)
Board Member (1989)

Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 57

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

James F. Henry (75) Board Member (2006)
Principal Occupation During Past 5 Years:
  President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
  Advisor to The Elaw Forum, a consultant on managing corporate legal costs
  Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
  Individual Trustee of several trusts
Other Board Memberships and Affiliations:
  Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 48

———————

Ehud Houminer (66)
Board Member (1996)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman

No. of Portfolios for which Board Member Serves: 60

———————
Dr. Paul A. Marks (80) Board Member (2006)
Principal Occupation During Past 5 Years:
  President, Emeritus (2000-present) and President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center (Retired 1999)
Other Board Memberships and Affiliations:
  Pfizer, Inc., Director-Emeritus
  Lazard Freres & Company, LLC, Senior Adviser
  Armgo-Start-Up Biotech; Board of Directors
  Nanoviricide, Scientific Advisory Board
  PTC, Scientific Advisory Board
  IKONYSIS, Scientific Advisory Board

No. of Portfolios for which Board Member Serves: 48

36

Gloria Messinger (76) Board Member (1996)
Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 48
———————

Dr. Martin Peretz (67)
Board Member (2006)

Principal Occupation During Past 5 Years:
  Editor-in-Chief of The New Republic Magazine
  Lecturer in Social Studies at Harvard University (1965-2002)
  Director of TheStreet.com, a financial information service on the web
Other Board Memberships and Affiliations:
  American Council of Trustees and Alumni, Director
  Pershing Square Capital Management, Adviser
  Montefiore Ventures, General Partner
  Harvard Center for Blood Research,Trustee
  Bard College,Trustee
  Board of Overseers of YIVO Institute for Jewish Research, Chairman

No. of Portfolios for which Board Member Serves: 48
———————

Anne Wexler (76)
Board Member (1991)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation

No. of Portfolios for which Board Member Serves: 57
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
T. John Szarkowski, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JOSEPH M. CHIOFFI, Vice President and
March 2000.	Assistant Secretary since August 2005.
Chairman of the Board and Chief Executive	Associate General Counsel of the Manager,
Officer of the Manager, and an officer of 90	and an officer of 91 investment companies
investment companies (comprised of 189	(comprised of 205 portfolios) managed by the
portfolios) managed by the Manager. Mr.	Manager. He is 44 years old and has been an
Canter also is a Board member and, where	employee of the Manager since June 2000.

applicable, an Executive Committee Member	JANETTE E. FARRAGHER, Vice President
of the other investment management	and Assistant Secretary since
subsidiaries of Mellon Financial Corporation,	August 2005.
each of which is an affiliate of the Manager.
He is 61 years old and has been an employee	Associate General Counsel of the Manager,
of the Manager since May 1995.	and an officer of 91 investment companies
(comprised of 205 portfolios) managed by the
MARK N. JACOBS, Vice President since	Manager. She is 43 years old and has been an
March 2000.	employee of the Manager since February 1984.

Executive Vice President, Secretary and	JOHN B. HAMMALIAN, Vice President and
General Counsel of the Manager, and an	Assistant Secretary since August 2005.
officer of 91 investment companies (comprised
of 205 portfolios) managed by the Manager.	Associate General Counsel of the Manager,
He is 60 years old and has been an employee	and an officer of 91 investment companies
of the Manager since June 1977.	(comprised of 205 portfolios) managed by the
Manager. He is 43 years old and has been an
MICHAEL A. ROSENBERG, Vice President	employee of the Manager since February 1991.
and Secretary since August 2005.
ROBERT R. MULLERY, Vice President and
Associate General Counsel of the Manager,	Assistant Secretary since August 2005.
and an officer of 91 investment companies
(comprised of 205 portfolios) managed by the	Associate General Counsel of the Manager,
Manager. He is 46 years old and has been an	and an officer of 91 investment companies
employee of the Manager since October 1991.	(comprised of 205 portfolios) managed by the
Manager. He is 54 years old and has been an
JAMES BITETTO, Vice President and	employee of the Manager since May 1986.
Assistant Secretary since August 2005.
JEFF PRUSNOFSKY, Vice President and
Associate General Counsel and Assistant	Assistant Secretary since August 2005.
Secretary of the Manager, and an officer of 91
investment companies (comprised of 205	Associate General Counsel of the Manager,
portfolios) managed by the Manager. He is 40	and an officer of 91 investment companies
years old and has been an employee of the	(comprised of 205 portfolios) managed by the
Manager since December 1996.	Manager. He is 41 years old and has been an
employee of the Manager since October 1990.
JONI LACKS CHARATAN, Vice President
and Assistant Secretary since	JAMES WINDELS, Treasurer since
August 2005.	November 2001.
Associate General Counsel of the Manager,	Director – Mutual Fund Accounting of the
and an officer of 91 investment companies	Manager, and an officer of 91 investment
(comprised of 205 portfolios) managed by the	companies (comprised of 205 portfolios)
Manager. She is 50 years old and has been an	managed by the Manager. He is 48 years old
employee of the Manager since October 1988.	and has been an employee of the Manager
since April 1985.

38

ERIK D. NAVILOFF, Assistant Treasurer	JOSEPH W. CONNOLLY, Chief Compliance
since August 2005.	Officer since October 2004.
Senior Accounting Manager – Taxable Fixed	Chief Compliance Officer of the Manager and
Income Funds of the Manager, and an officer	The Dreyfus Family of Funds (91 investment
of 91 investment companies (comprised of 205	companies, comprised of 205 portfolios). From
portfolios) managed by the Manager. He is 38	November 2001 through March 2004, Mr.
years old and has been an employee of the	Connolly was first Vice-President, Mutual
Manager since November 1992.	Fund Servicing for Mellon Global Securities

ROBERT ROBOL, Assistant Treasurer	Services. In that capacity, Mr. Connolly was
since August 2005.	responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
Senior Accounting Manager – Money Market	services to third-party mutual fund clients. He
and Municipal Bond Funds of the Manager,	is 49 years old and has served in various
and an officer of 91 investment companies	capacities with the Manager since 1980,
(comprised of 205 portfolios) managed by the	including manager of the firm’s Fund
Manager. He is 42 years old and has been an	Accounting Department from 1997 through
employee of the Manager since October 1988.	October 2001.

ROBERT SVAGNA, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since December 2002.	Laundering Compliance Officer since
Senior Accounting Manager – Equity Funds of	October 2002.
the Manager, and an officer of 91 investment	Vice President and Anti-Money Laundering
companies (comprised of 205 portfolios)	Compliance Officer of the Distributor, and the
managed by the Manager. He is 39 years old	Anti-Money Laundering Compliance Officer
and has been an employee of the Manager	of 87 investment companies (comprised of 201
since November 1990.	portfolios) managed by the Manager. He is 36
GAVIN C. REILLY, Assistant Treasurer	years old and has been an employee of the
since December 2005.	Distributor since October 1998.
Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 91 investment companies
(comprised of 205 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since April 1991.

The Fund 39

NOTES

For More	Information

Dreyfus	Transfer Agent &
Midcap Index Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Trust of
New England, N.A.
One Boston Place
Boston, MA 02109

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,691 in 2005 and $35,292 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,725 in 2005 and $5,122 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,181 in 2005 and $4,431 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $875 in 2005 and $2,433 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $755,822 in 2005 and $436,321 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MIDCAP INDEX FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2006

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a) (1)

[INSERT CODE OF ETHICS]